UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6709

Name of Registrant:	Vanguard Florida Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1:	Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund
Schedule of Investments
February 29, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.9%)

Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/2011 (1)	3,095	3,313
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/2016 (1)	8,695	9,602
Boynton Beach FL Util. System Rev.	5.375%	11/1/2013 (3)	2,400	2,615
Boynton Beach FL Util. System Rev.	5.375%	11/1/2015 (3)	2,665	2,910
Boynton Beach FL Util. System Rev.	5.500%	11/1/2018 (3)	3,125	3,375
Boynton Beach FL Util. System Rev.	5.500%	11/1/2020 (3)	3,480	3,703
Boynton Beach FL Util. System Rev.	6.250%	11/1/2020 (3)(ETM)	415	476
Brevard County FL Health Fac. Auth. Rev. (Holmes Regional Medical Center)	5.625%	10/1/2014 (1)	2,000	2,004
Brevard County FL School Board COP	5.000%	7/1/2022 (2)	4,400	4,204
Brevard County FL Util. Rev.	5.250%	3/1/2012 (3)	3,805	4,030
Brevard County FL Util. Rev.	5.250%	3/1/2014 (3)	2,045	2,150
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	6,325	6,763
Broward County FL School Board COP	5.500%	7/1/2011 (4)(Prere.)	5,205	5,633
Broward County FL School Board COP	5.500%	7/1/2011 (4)(Prere.)	4,635	5,016
Broward County FL School Board COP	5.250%	7/1/2017 (4)	5,000	5,330
Broward County FL School Board COP	5.500%	7/1/2018 (4)	14,575	15,330
Broward County FL School Board COP	5.500%	7/1/2019 (4)	15,710	16,606
Cape Coral FL Water & Sewer Rev.	5.000%	10/1/2027 (2)	7,470	7,094
Citrus County FL Water & Wastewater System Rev.	5.000%	10/1/2025 (4)	3,670	3,590
Collier County FL School Board COP	6.250%	2/15/2013 (4)	12,500	13,947
Collier County FL School Board COP	5.000%	2/15/2027 (4)	15,000	14,396
Coral Springs FL Improvement Dist. Water & Sewer GO	6.000%	6/1/2010 (1)	1,850	1,907
Davie FL Water & Sewer Rev.	6.375%	10/1/2012 (2)(ETM)	2,500	2,733
Dunedin FL Util. System Rev.	6.750%	10/1/2008 (3)	1,115	1,142
Dunedin FL Util. System Rev.	6.750%	10/1/2010 (3)	2,465	2,613
Duval County FL School Board COP	5.000%	7/1/2033 (4)	5,000	4,666
Florida Board of Educ. Capital Outlay	5.500%	6/1/2014	10,000	10,719
Florida Board of Educ. Capital Outlay	5.375%	6/1/2017 (3)	4,010	4,294
Florida Board of Educ. Public Educ.	5.375%	6/1/2015	12,000	12,856
Florida Board of Educ. Public Educ.	5.000%	6/1/2032	12,050	11,591
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2015 (2)	12,105	12,882
Florida Turnpike Auth. Rev.	5.000%	7/1/2033	13,985	13,217
Hernando County FL Water & Sewer	5.000%	6/1/2029 (1)	4,000	3,809
Highlands County FL Health Rev. (Adventist Health System)	6.000%	11/15/2011 (Prere.)	10,000	11,005
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2031	4,000	3,614
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2035	10,000	8,928
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2011 (4)	4,610	4,963
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2012 (4)	5,670	6,157
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2013 (4)	3,000	3,285
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2014 (4)	5,365	5,895
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2015 (4)	3,945	4,333
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2026	4,800	4,507
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2034	10,870	9,779
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/2019 (1)	17,850	20,291
Hillsborough County FL School Board COP	5.250%	7/1/2017 (1)	7,005	7,415
Indian River County FL Water & Sewer Rev.	6.500%	9/1/2008 (3)	1,310	1,335
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/2036	6,000	5,536
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center)	5.000%	8/15/2027	7,620	7,031
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	5.000%	8/15/2037	5,000	4,387
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.700%	3/3/2008 LOC	9,300	9,300
Key West FL Util. Board Election Rev.	5.000%	10/1/2031 (1)	5,375	5,022
Lake County FL School Board COP	5.000%	6/1/2030 (2)	7,000	6,553
Lakeland FL Electric & Water Rev.	6.050%	10/1/2009 (4)	4,000	4,195
Lakeland FL Electric & Water Rev.	6.550%	10/1/2009 (4)	4,000	4,224
Lakeland FL Electric & Water Rev.	0.000%	10/1/2011 (1)	8,420	7,411
Lakeland FL Electric & Water Rev.	0.000%	10/1/2012 (1)	2,020	1,693
Lakeland FL Electric & Water Rev.	6.050%	10/1/2014 (4)	2,000	2,251
Lakeland FL Energy Systems Rev.	5.000%	10/1/2031 (10)	11,600	10,824
Lakeland FL Water & Wastewater Rev.	5.250%	10/1/2032	10,000	9,931
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.000%	11/15/2029	4,000	3,271
Lee County FL School Board COP	6.000%	8/1/2008 (4)	6,180	6,259
Lee County FL School Board COP	5.000%	8/1/2027 (4)	5,000	4,761
Lee County FL School Board COP	5.000%	8/1/2028 (4)	5,000	4,730
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/2035 (1)	5,090	4,884
Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/2029	10,290	9,295
Miami Beach FL Water & Sewer Rev.	5.625%	9/1/2017 (2)	2,550	2,695
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.250%	4/1/2021 (2)	7,745	7,692
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.250%	4/1/2024 (2)	6,515	6,282
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/2027 (1)	10,000	9,320
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/2028 (1)	10,890	10,146
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/2029 (1)	4,065	3,773
Miami-Dade County FL School Board COP	5.500%	5/1/2011 (1)(Prere.)	3,840	4,142
Miami-Dade County FL School Board COP	5.500%	5/1/2011 (1)(Prere.)	2,650	2,858
Miami-Dade County FL School Board COP	5.500%	5/1/2011 (1)(Prere.)	2,460	2,653
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	7,885	7,386
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	20,000	18,734
Miami-Dade County FL School Board COP PUT	5.500%	5/1/2011 (1)	8,500	8,992
Miami-Dade County FL Transit Sales Surtax Rev.	5.000%	7/1/2031 (10)	5,000	4,527
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/2026 (1)	17,000	16,135
Miramar FL Wastewater Improvement Assessment Rev.	5.000%	10/1/2025 (1)	730	714
Ocala FL Water & Sewer Rev.	6.000%	10/1/2010 (2)	1,545	1,601
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	5.625%	11/15/2012 (Prere.)	3,180	3,495
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/2012 (Prere.)	5,000	5,588
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/2015 (Prere.)	4,905	5,275
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/2035	1,435	1,376
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare) VRDO	4.000%	3/3/2008 (4)	4,170	4,170
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2009 (1)(ETM)	4,935	5,199
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2009 (1)	2,045	2,126
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2010 (1)	2,175	2,312
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2010 (1)(ETM)	5,260	5,688
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2011 (1)	1,875	2,025
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2011 (1)(ETM)	2,765	3,050
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2013 (1)(ETM)	3,160	3,609
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2013 (1)	1,890	2,087
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2016 (1)(ETM)	3,890	4,477
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2016 (1)(ETM)	95	108
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2016 (1)	1,515	1,646
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2018 (1)	6,770	7,390
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2021 (1)	11,500	12,569
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/2039	9,000	8,028
Orange County FL School Board COP	6.000%	8/1/2010 (2)(Prere.)	3,170	3,392
Orange County FL School Board COP	6.000%	8/1/2010 (2)(Prere.)	3,500	3,745
Orange County FL School Board COP	6.000%	8/1/2010 (2)(Prere.)	3,955	4,232
Orange County FL School Board COP	5.000%	8/1/2030 (3)	5,000	4,680
Orange County FL School Board COP	5.000%	8/1/2032 (3)	12,070	11,295
Orange County FL School Board VRDO	4.850%	3/3/2008 (1)	2,320	2,320
Orange County FL Tourist Dev. Rev.	5.900%	10/1/2010 (1)(ETM)	835	896
Orange County FL Tourist Dev. Rev.	5.000%	10/1/2021 (1)	10,000	9,849
Orlando & Orange County FL Expressway Auth.	6.500%	7/1/2010 (3)	2,000	2,151
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/2014 (3)	3,000	3,730
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/2015 (3)	8,360	10,563
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/2014 (ETM)	5,000	5,466
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/2017 (ETM)	12,700	14,733
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/2014 (3)	16,300	19,404
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/2015 (3)	3,000	3,613
Palm Beach County FL Health Fac. Auth. Hosp. Rev.	5.625%	12/1/2031	16,500	14,929
Palm Beach County FL School Board COP	6.000%	8/1/2010 (3)(Prere.)	7,495	8,090
Palm Beach County FL School Board COP	5.250%	8/1/2012 (4)(Prere.)	4,050	4,358
Palm Beach County FL School Board COP	5.250%	8/1/2018 (4)	2,300	2,396
Palm Beach County FL School Board COP	5.000%	8/1/2024 (1)	7,135	6,758
Palm Beach County FL School Board COP	5.000%	8/1/2027 (3)	8,740	8,202
Palm Beach County FL School Board COP	5.000%	8/1/2031 (4)	7,000	6,603
Palm Beach County FL Water & Sewer	5.000%	10/1/2031	14,605	14,037
Pasco County FL School Board COP	5.000%	8/1/2023 (1)(3)	4,300	4,107
Pasco County FL Water & Sewer Rev.	5.000%	10/1/2036 (4)	10,000	9,476
Polk County FL Public Fac. Rev.	5.000%	12/1/2030 (1)	17,835	16,684
Polk County FL School Dist. Sales Tax Rev.	5.000%	10/1/2018 (4)	5,030	5,272
Polk County FL Util. System Rev.	5.250%	10/1/2021 (3)	3,620	3,685
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/2027 (1)	10,000	9,131
1 Sarasota County FL Environmentally Sensitive GO	5.000%	10/1/2022	5,940	5,787
1 Sarasota County FL Environmentally Sensitive GO	5.250%	10/1/2024	6,550	6,432
Sarasota County FL Util. System Rev.	7.000%	10/1/2009 (3)	6,260	6,489
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/2017 (3)	2,400	2,602
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/2019 (3)	3,595	3,852
Seminole County FL Water & Sewer Rev.	6.000%	10/1/2009 (1)	1,800	1,849
Seminole County FL Water & Sewer Rev.	6.000%	10/1/2012 (1)	5,000	5,347
Seminole County FL Water & Sewer Rev.	6.000%	10/1/2019 (1)(ETM)	4,000	4,510
Seminole County FL Water & Sewer Rev.	6.000%	10/1/2019 (1)	2,350	2,588
Seminole County FL Water & Sewer Rev.	5.000%	10/1/2036	5,000	4,717
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/2012 (1)(Prere.)	12,000	13,133
South Broward FL Hosp. Dist. Rev.	5.000%	5/1/2035 (1)	5,050	4,526
South Florida Water Management Dist.	5.000%	10/1/2036 (2)	10,000	9,406
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/2022	5,000	4,753
St. John's County FL IDA Health Care (Vicars Landing Project)	5.000%	2/15/2017	1,625	1,541
St. John's County FL Ponte Verda Utility Systems Rev.	5.000%	10/1/2030 (4)	3,650	3,483
St. John's County FL School Board (St. Johns School Master Lease Program)	5.000%	7/1/2018 (1)	7,495	7,607
St. Lucie County FL Util. System Rev.	6.500%	10/1/2008 (3)(ETM)	2,535	2,589
St. Lucie County FL Util. System Rev.	5.500%	10/1/2015 (3)(ETM)	5,000	5,400
2 St. Lucie County FL Util. System Rev.	6.000%	10/1/2020 (3)(ETM)	5,515	6,236
Sunrise FL Util. System Rev.	5.200%	10/1/2022 (2)	17,805	18,082
Tallahassee FL Energy System Rev.	5.250%	10/1/2013 (4)	4,380	4,757
Tallahassee FL Energy System Rev.	5.250%	10/1/2014 (4)	3,980	4,333
Tallahassee FL Energy System Rev.	5.250%	10/1/2015 (4)	5,240	5,695
Tamarac FL Water & Sewer Util. Rev.	5.900%	10/1/2011 (3)(ETM)	2,810	2,970
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/2011 (1)	4,575	4,724
UCF Athletic Assn. Inc. Florida COP	5.000%	10/1/2035 (3)	2,900	2,664
Outside Florida:
Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/2027 (11)	6,000	5,728
Puerto Rico GO	5.250%	7/1/2013 (Prere.)	4,225	4,597
Puerto Rico GO	5.250%	7/1/2016	5,000	5,089
Puerto Rico GO	5.250%	7/1/2018	6,500	6,530
Puerto Rico GO	5.250%	7/1/2019	775	770
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/2040 (ETM)	24,000	24,859
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/2036 (2)	25,120	4,313
Puerto Rico Muni. Finance Agency	6.000%	8/1/2009 (4)(Prere.)	6,000	6,327
Puerto Rico Muni. Finance Agency	5.250%	8/1/2018 (4)	5,000	5,229
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012 (2)	12,000	12,116
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2054 (2)	5,500	312
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2056	10,200	406

Total Municipal Bonds
(Cost $1,061,098)				1,041,594

Other Assets and Liabilities - Net (1.1%)				11,791

Net Assets (100%)				1,053,385

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 29, 2008.
2	Securities with a value of $1,583,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 29, 2008, the cost of investment securities for tax purposes was $1,066,270,000. Net unrealized depreciation of investment securities for tax purposes was $24,676,000, consisting of unrealized gains of $20,404,000 on securities that had risen in value since their purchase and $45,080,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 29, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(184)	21,827	(498)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of February 29, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices		(498)

Level 2- Other Significant Observable Inputs	1,041,594

Level 3- Significant Unobservable Inputs

Total	1,041,594	(498)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.